Provisions - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current provisions (a)
Provisions for pensions and similar obligations	€ 5,991	€ 5,296
Other provisions	2,039	818
Non-current provisions	8,030	6,114	€ 5,763	€ 5,118
Current provisions (b)
Trade provisions	53,109	80,055
Current Provisions	€ 53,109	€ 80,055	€ 106,995	€ 89,588